SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 2-69972)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 69	[X]
and
REGISTRATION STATEMENT (No. 811-3114)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 69	[X]

Fidelity Select Portfolios
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(x)	on (September 15, 2000) pursuant to paragraph (b).
( )	60 days after filing pursuant to paragraph (a)(1).
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485.
( )	75 days after filing pursuant to paragraph (a)(2).
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
(x)	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 69 to Fidelity Select Portfolio's Registration Statement on Form N-1A is to designate a new effective date, September 15, 2000, for the previously filed Post-Effective Amendment No. 68. The Prospectus and Statement of Additional Information (SAI) for this Post-Effective Amendment No. 69 are identical to those filed in Post-Effective Amendment No. 68, and the Prospectus and SAI are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 68.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 69 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 11th day of September 2000.

FIDELITY SELECT PORTFOLIOS

	By	/s/Edward C. Johnson 3d	(dagger)
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Edward C. Johnson 3d	(dagger)	President and Trustee	September 11, 2000
Edward C. Johnson 3d		(Principal Executive Officer)

/s/Robert A. Dwight		Treasurer	September 11, 2000
Robert A. Dwight

/s/Robert C. Pozen		Trustee	September 11, 2000
Robert C. Pozen

/s/Ralph F. Cox	*	Trustee	September 11, 2000
Ralph F. Cox

/s/Phyllis Burke Davis	*	Trustee	September 11, 2000
Phyllis Burke Davis

/s/Robert M. Gates	*	Trustee	September 11, 2000
Robert M. Gates

/s/Donald J. Kirk	*	Trustee	September 11, 2000
Donald J. Kirk

/s/Ned C. Lautenbach	*	Trustee	September 11, 2000
Ned C. Lautenbach

/s/Peter S. Lynch	*	Trustee	September 11, 2000
Peter S. Lynch

/s/Marvin L. Mann	*	Trustee	September 11, 2000
Marvin L. Mann

/s/William O. McCoy	*	Trustee	September 11, 2000
William O. McCoy

/s/Gerald C. McDonough	*	Trustee	September 11, 2000
Gerald C. McDonough

/s/Thomas R. Williams	*	Trustee	September 11, 2000
Thomas R. Williams

(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signature affixed by Alan C. Porter pursuant to a power of attorney dated July 20, 2000 and filed herewith.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Amended and Restated Declaration of Trust, dated December 16, 1999, is incorporated herein by reference to Exhibit a(1) of Post-Effective Amendment No.67.

(b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

(c) Not applicable.

(d)(1) Management Contract between Fidelity Select Portfolios, on behalf of Cyclical Industries Portfolio, and Fidelity Management & Research Company, dated January 16, 1997, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 58.

(2) Management Contract between Fidelity Select Portfolios, on behalf of Natural Resources Portfolio, and Fidelity Management & Research Company, dated January 16, 1997, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 58.

(3) Management Contract between Fidelity Select Portfolios, on behalf of Business Services and Outsourcing Portfolio, and Fidelity Management & Research Company, dated December 18, 1997, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 62.

(4) Management Contract between Fidelity Select Portfolios, on behalf of Medical Equipment and Systems Portfolio, and Fidelity Management & Research Company, dated December 18, 1997, is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 64.

(5) Management Contracts between Fidelity Select Portfolios, on behalf of Air Transportation, Automotive, Banking (formerly Regional Banks), Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing, Consumer Industries, Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental Services, Financial Services, Food and Agriculture, Gold, Health Care, Home Finance, Industrial Equipment, Industrial Materials, Insurance, Leisure, Medical Delivery, Multimedia, Natural Gas, Paper and Forest Products, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, Utilities Growth, and Money Market Portfolios and Fidelity Management & Research Company, dated June 1, 1998, are incorporated herein by reference to Exhibits d(1)(a-jj) of Post-Effective Amendment No. 65.

(6) Form of Management Contract between Fidelity Select Portfolios, on behalf of Networking and Infrastructure Portfolio, and Fidelity Management & Research Company, is filed herein as Exhibit d(6).

(7) Form of Management Contract between Fidelity Select Portfolios, on behalf of Wireless Portfolio, and Fidelity Management & Research Company, is filed herein as Exhibit d(7).

(8) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Money Market Portfolio, and FMR Texas Inc. (currently known as Fidelity Investments Money Management, Inc.), dated January 1, 1990, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 51.

(9) Sub-Advisory Agreements between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. and between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc., respectively, on behalf of Air Transportation, Automotive, Banking (formerly Regional Banks), Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing, Consumer Industries (formerly Consumer Products), Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental Services, Financial Services, Food and Agriculture, Health Care, Home Finance, Industrial Equipment, Industrial Materials, Insurance, Leisure, Medical Delivery, Multimedia (formerly Broadcast and Media), Natural Gas, Paper and Forest Products, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios, dated March 1, 1994, are incorporated herein by reference to Exhibit Nos. 5(b)(1-34) of Post-Effective Amendment No. 48.

(10) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Cyclical Industries Portfolio, and Fidelity Management & Research (U.K.) Inc., dated January 16, 1997, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 59.

(11) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Cyclical Industries Portfolio, and Fidelity Management & Research (Far East) Inc., dated January 16, 1997, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 59.

(12) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Natural Resources Portfolio, and Fidelity Management & Research (U.K.) Inc., dated January 16, 1997, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 59.

(13) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Natural Resources Portfolio, and Fidelity Management & Research (Far East) Inc., dated January 16, 1997, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 59.

(14) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Business Services and Outsourcing Portfolio, and Fidelity Management & Research (U.K.) Inc., dated December 18, 1997, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 62.

(15) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Business Services and Outsourcing Portfolio, and Fidelity Management & Research (Far East) Inc., dated December 18, 1997, is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 62.

(16) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Medical Equipment and Systems Portfolio, and Fidelity Management & Research (U.K.) Inc., dated December 18, 1997, is incorporated herein by reference to Exhibit d(14) of Post-Effective Amendment No. 65.

(17) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Medical Equipment and Systems Portfolio, and Fidelity Management & Research (Far East) Inc., dated December 18, 1997, is incorporated herein by reference to Exhibit d(15) of Post-Effective Amendment No. 65.

(18) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Gold Portfolio, and Fidelity Management & Research (U.K.) Inc., dated June 1, 1998, is incorporated herein by reference to Exhibit d(16) of Post-Effective Amendment No. 65.

(19) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Gold Portfolio, and Fidelity Management & Research (Far East) Inc., dated June 1, 1998, is incorporated herein by reference to Exhibit d(17) of Post-Effective Amendment No. 65.

(20) Form of Sub-Advisory Agreements between Fidelity Management & Research Company, on behalf of the equity portfolios, and FMR Co., Inc. are incorporated herein by reference to Exhibits d(18)(a-ll) of Post-Effective Amendment No.67.

(21) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Networking and Infrastructure Portfolio, and Fidelity Management & Research (U.K.) Inc., is filed herein as Exhibit d(21).

(22) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Networking and Infrastructure Portfolio, and Fidelity Management & Research (Far East) Inc., is filed herein as Exhibit d(22).

(23) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Networking and Infrastructure Portfolio, and FMR Co., Inc., is filed herein as Exhibit d(23).

(24) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Wireless Portfolio, and Fidelity Management & Research (U.K.) Inc., is filed here as Exhibit d(24).

(25) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Wireless Portfolio, and Fidelity Management & Research (Far East) Inc., is filed herein as Exhibit d(25).

(26) Form of Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Wireless Portfolio, and FMR Co., Inc., is filed herein as Exhibit d(26).

(27) Research Agreements between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited (FIJ), on behalf of the equity portfolios, dated January 1, 2000, are incorporated herein by reference to Exhibits d(19)(a-ll) of Post-Effective Amendment No.67.

(28) Form of Research Agreement between Fidelity Management & Research (Far East) Inc., on behalf of Networking and Infrastructure Portfolio, and Fidelity Investments Japan Limited (FIJ), is filed herein as Exhibit d(28).

(29) Form of Research Agreement between Fidelity Management & Research (Far East) Inc., on behalf of Wireless Portfolio, and Fidelity Investments Japan Limited (FIJ), is filed herein as Exhibit d(29).

(e)(1) General Distribution Agreements between Fidelity Select Portfolios on behalf of Air Transportation, Gold (formerly American Gold), Automotive, Banking (formerly Regional Banks), Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Defense and Aerospace, Electronics, Energy, Energy Service, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Money Market, Multimedia (formerly Broadcast and Media), Paper and Forest Products, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios and Fidelity Distributors Corporation, dated April 1, 1987, are incorporated herein by reference to Exhibit Nos. 6(a)(1-31) of Post-Effective Amendment No. 51.

(2) General Distribution Agreement between Fidelity Select Portfolios on behalf of Industrial Equipment (formerly Capital Goods) Portfolio and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 54.

(3) Amendment to General Distribution Agreements between Fidelity Select Portfolios on behalf of Air Transportation, Gold (formerly American Gold), Automotive, Banking (formerly Regional Banks), Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Defense and Aerospace, Electronics, Energy, Energy Service, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Equipment (formerly Capital Goods), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Money Market, Multimedia (formerly Broadcast and Media), Paper and Forest Products, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios and Fidelity Distributors Corporation, dated January 1, 1988, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 51.

(4) General Distribution Agreement between Fidelity Select Portfolios on behalf of Environmental Services Portfolio and Fidelity Distributors Corporation, dated June 29, 1989, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 51.

(5) General Distribution Agreement between Fidelity Select Portfolios on behalf of Consumer Industries (formerly Consumer Products) Portfolio and Fidelity Distributors Corporation, dated June 14, 1990, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 51.

(6) General Distribution Agreement between Fidelity Select Portfolios on behalf of Developing Communications Portfolio and Fidelity Distributors Corporation, dated June 14, 1990, is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 51.

(7) General Distribution Agreement between Fidelity Select Portfolios on behalf of Natural Gas Portfolio and Fidelity Distributors Corporation, dated April 15, 1993, is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 46.

(8) Amendment, dated May 10, 1994, to the General Distribution Agreement, dated April 15, 1993, between Fidelity Select Portfolios on behalf of Natural Gas Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(g) of Post-Effective Amendment No. 50.

(9) Amendments to the General Distribution Agreements between Fidelity Select Portfolios on behalf of each Fidelity Select Portfolio except Natural Gas, Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 57.

(10) Amendments to the General Distribution Agreement between Fidelity Select Portfolios on behalf of Natural Gas Portfolio and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(l) of Post-Effective Amendment No. 57.

(11) General Distribution Agreement between Fidelity Select Portfolios on behalf of Cyclical Industries Portfolio and Fidelity Distributors Corporation, dated January 16, 1997, is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment No. 59.

(12) General Distribution Agreement between Fidelity Select Portfolios on behalf of Natural Resources Portfolio and Fidelity Distributors Corporation, dated January 16, 1997, is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 59.

(13) General Distribution Agreement between Fidelity Select Portfolios on behalf of Business Services and Outsourcing Portfolio and Fidelity Distributors Corporation, dated December 18, 1997, is incorporated herein by reference to Exhibit 6(m) of Post-Effective Amendment No. 62.

(14) General Distribution Agreement between Fidelity Select Portfolios on behalf of Medical Equipment and Systems Portfolio and Fidelity Distributors Corporation, dated December 18, 1997, is incorporated herein by reference to Exhibit 6(n) of Post-Effective No. 64.

(15) Form of General Distribution Agreement, between Fidelity Select Portfolios on behalf of Networking and Infrastructure Portfolio and Fidelity Distributors Corporation, is filed herein as Exhibit e(15).

(16) Form of General Distribution Agreement, between Fidelity Select Portfolios on behalf of Wireless Portfolio and Fidelity Distributors Corporation, is filed herein as Exhibit e(16).

(17) Form of Bank Agency Agreement (most recently revised January, 1997), is filed herein as Exhibit e(17).

(18) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised January, 1997), is filed herein as Exhibit e(18).

(f) (1) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through January 1, 2000, is incorporated herein by reference to Exhibit (f)(1) of Fidelity Massachusetts Municipal Trust's (File No. 2-75537) Post-Effective Amendment No. 39.

(g) (1) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios are incorporated herein by reference to Exhibit 8(a) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 56.

(2) Appendix A, dated August 11, 1999, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios is incorporated herein by reference to Exhibit g (6) of Fidelity Advisor Series I's (File No. 2-84776) Post-Effective Amendment No. 50.

(3) Appendix B, dated March 16, 2000, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios is incorporated herein by reference to Exhibit g (3) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 69.

(4) Addendum, dated October 21, 1996, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios is incorporated herein by reference to Exhibit g (4) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 68.

(5) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio are incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's (File No. 33-52577) Post-Effective Amendment No. 4.

(6) Appendix A, dated October 18, 1999, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit g (2) of Fidelity Summer Street Trust's (File No. 2-58542) Post-Effective Amendment No. 58.

(7) Appendix B, dated March 16, 2000, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit g (3) of Fidelity Summer Street Trust's (File No. 2-58542) Post-Effective Amendment No. 58.

(8) Addendum, dated October 21, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit g (4) of Fidelity Hereford Street Trust's (File No. 33-52577) Post-Effective Amendment No. 12.

(9) Amendment, dated July 14, 1999, to the Fee Schedule to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit g (5) of Fidelity Summer Street Trust's (File No. 2-58542) Post- Effective Amendment No. 58.

(10) Forms of Custodian Agreement and Appendix C, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of Networking and Infrastructure and Wireless Portfolios, are filed herein as Exhibit g(10).

(11) Appendix A, to the Custodian Agreement, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of Networking and Infrastructure and Wireless Portfolios, are filed herein as Exhibit g(11).

(12) Form of Appendix B, to the Custodian Agreement, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of Networking and Infrastructure and Wireless Portfolios, are filed herein as Exhibit g(12).

(13) Form of Addendum, to the Custodian Agreement, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of Networking and Infrastructure and Wireless Portfolios, are filed herein as Exhibit g(13).

(14) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, Medical Equipment and Systems, Networking and Infrastructure, and Wireless Portfolios, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(15) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, Medical Equipment and Systems, Networking and Infrastructure, and Wireless Portfolios, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(16) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, Medical Equipment and Systems, Networking and Infrastructure, and Wireless Portfolios, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(17) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, Medical Equipment and Systems, Networking and Infrastructure, and Wireless Portfolios, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(18) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, Medical Equipment and Systems, Networking and Infrastructure, and Wireless Portfolios, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(19) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, Medical Equipment and Systems, Networking and Infrastructure, and Wireless Portfolios, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(20) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of Cyclical Industries, Natural Resources, Business Services and Outsourcing, Medical Equipment and Systems, Networking and Infrastructure, and Wireless Portfolios are incorporated herein by reference to Exhibit g (16) of Post-Effective Amendment No.67.

(21) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of Cyclical Industries, Natural Resources, Business Services and Outsourcing, Medical Equipment and Systems, Networking and Infrastructure, and Wireless Portfolios are incorporated herein by reference to Exhibit g (17) of Post-Effective Amendment No.67.

(22) Forms of Joint Trading Account Custody Agreement and First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of Cyclical Industries, Natural Resources, Business Services and Outsourcing, Medical Equipment and Systems, Networking and Infrastructure, and Wireless Portfolios are incorporated herein by reference to Exhibit g (18) of Post-Effective Amendment No.67.

(23) Form of Fidelity Group Repo Custodian Agreement among The Bank of New York, J.P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of Networking and Infrastructure and Wireless Portfolios, are filed herein as Exhibit g(23).

(24) Form of Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of Networking and Infrastructure and Wireless Portfolios, are filed herein as Exhibit g (24).

(25) Form of Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of Networking and Infrastructure and Wireless Portfolios, are filed herein as Exhibit g(25).

(26) Form of Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Select Portfolios on behalf of Networking and Infrastructure and Wireless Portfolios, are filed herein as Exhibit g(26).

(27) Form of Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of Networking and Infrastructure and Wireless Portfolios, are filed herein as Exhibit g(27).

(28) Form of First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of Networking and Infrastructure and Wireless Portfolios, are filed herein as Exhibit g(28).

(29) Form of Schedule A-1, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Fidelity Select Portfolios on behalf of Networking and Infrastructure and Wireless Portfolios, are filed herein as Exhibit g(29).

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

(k) Not applicable.

(l) Not applicable.

(m) (1) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Networking and Infrastructure Portfolio, is filed herein as Exhibit m(1).

(2) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Wireless Portfolio, is filed herein as Exhibit m(2).

(n) Not applicable.

(p)(1) Code of Ethics, dated July 20, 2000, adopted by the funds, Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Japan Limited, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Hastings Street Trust's (File No. 2-11517) Post-Effective Amendment No. 107.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FSC's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC's acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

82 Devonshire Street, Boston, MA 02109

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR; Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; Chairman of the Board and Director of Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and Fidelity Management & Research (Far East) Inc. (FMR Far East); Director of Fidelity Management & Research Co., Inc. (FMRC); Chairman of the Executive Committee of FMR; President and Trustee of funds advised by FMR.

Robert C. Pozen

President and Director of FMR; Senior Vice President and Trustee of funds advised by FMR; President and Director of FIMM, FMRC, FMR U.K., and FMR Far East; Director of Strategic Advisers, Inc.; Previously, General Counsel, Managing Director, and Senior Vice President of FMR Corp.

Paul Antico	Vice President of FMR and of a fund advised by FMR.

John Avery	Vice President of FMR and of funds advised by FMR.

Robert Bertelson	Vice President of FMR and of a fund advised by FMR.

William Bower	Vice President of FMR and of a fund advised by FMR.

Steve Buller	Vice President of FMR and of a fund advised by FMR.

John H. Carlson	Vice President of FMR and of funds advised by FMR.

Robert C. Chow	Vice President of FMR and of a fund advised by FMR.

Dwight D. Churchill	Senior Vice President of FMR and Vice President of Fixed-Income Funds advised by FMR; Senior Vice President of FIMM and President of Fidelity Investments Fixed Income Division.

Barry Coffman	Vice President of FMR and of a fund advised by FMR.

Michael Connolly	Vice President of FMR.

Frederic G. Corneel	Tax Counsel of FMR.

Laura B. Cronin	Vice President of FMR and Treasurer of FMR, FIMM, FMR U.K., FMRC and FMR Far East.

William Danoff	Senior Vice President of FMR and Vice President of funds advised by FMR.

Scott E. DeSano	Vice President of FMR.

Penelope Dobkin	Vice President of FMR and of a fund advised by FMR.

Walter C. Donovan	Vice President of FMR.

Bettina Doulton	Senior Vice President of FMR and of funds advised by FMR.

Stephen DuFour	Vice President of FMR and of a fund advised by FMR.

Robert Dwight	Vice President of FMR and Treasurer of funds advised by FMR.

Margaret L. Eagle	Vice President of FMR.

William R. Ebsworth	Senior Vice President of FMR.

Bahaa Fam	Vice President of FMR.

David Felman	Vice President of FMR and of funds advised by FMR.

Richard B. Fentin	Senior Vice President of FMR and Vice President of a fund advised by FMR.

Karen Firestone	Vice President of FMR and of funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FMR, FIMM, FMR U.K., and FMR Far East; Vice President and Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FMR U.K., FMR Far East, and FIMM.

Gregory Fraser	Vice President of FMR and of funds advised by FMR.

Jay Freedman	Assistant Clerk of FMR; Clerk of FMR Corp., FMR U.K., FMR Far East, FMRC, and Strategic Advisers, Inc.; Secretary of FIMM; Vice President and Deputy General Counsel of FMR Corp.

David L. Glancy	Vice President of FMR and of funds advised by FMR.

Boyce I. Greer

Senior Vice President of FMR and Vice President of Money Market Funds and Municipal Bond Funds advised by FMR; Vice President of FIMM and Executive Vice President of Fidelity Investments Fixed Income Division.

Bart A. Grenier	Senior Vice President of FMR and Vice President of funds advised by FMR.

Robert J. Haber	Vice President of FMR.

Richard C. Habermann	Senior Vice President of FMR and Vice President of funds advised by FMR.

Thomas Hense	Vice President of FMR.

Bruce T. Herring	Vice President of FMR.

Adam Hetnarski	Vice President of FMR and of funds advised by FMR.

Frederick Hoff	Vice President of FMR.

Abigail P. Johnson	Senior Vice President of FMR and Vice President of certain Equity Funds advised by FMR; Director of FMR Corp.

David B. Jones	Vice President of FMR.

Steven Kaye	Senior Vice President of FMR and of a fund advised by FMR.

William Kennedy	Vice President of FMR and of funds advised by FMR.

Francis V. Knox	Vice President of FMR; Compliance Officer of FMR U.K. and FMR Far East.

Timothy Krochuk	Vice President of FMR and of funds advised by FMR.

Harry W. Lange	Vice President of FMR and of funds advised by FMR.

Robert Lawrence	Senior Vice President of FMR and Vice President of certain Equity and High Income Funds advised by FMR.

Harris Leviton	Vice President of FMR and of a fund advised by FMR.

Peter S. Lynch	Vice Chairman of the Board and Director of FMR and FMRC.

Richard R. Mace Jr.	Vice President of FMR and of funds advised by FMR.

Shigeki Makino	Vice President of FMR.

Charles A. Mangum	Vice President of FMR and of funds advised by FMR.

Kevin McCarey	Vice President of FMR and of funds advised by FMR.

John McDowell	Senior Vice President of FMR and of a fund advised by FMR.

Neal P. Miller	Vice President of FMR and of a fund advised by FMR.

John Muresianu	Vice President of FMR and of funds advised by FMR.

David L. Murphy	Vice President of FMR and Vice President of Taxable Bond Funds advised by FMR; Vice President of FIMM; and Senior Vice President of Fidelity Investments Fixed Income Division.

Jacques Perold	Vice President of FMR.

Stephen Petersen	Senior Vice President of FMR and Vice President of funds advised by FMR.

Alan Radlo	Vice President of FMR.

Eric D. Roiter	Vice President, General Counsel, and Clerk of FMR and Secretary of funds advised by FMR.

Louis Salemy	Vice President of FMR and of a fund advised by FMR.

Lee H. Sandwen	Vice President of FMR.

Patricia A. Satterthwaite	Vice President of FMR and of funds advised by FMR.

Michael Seay	Vice President of FMR.

Fergus Shiel	Vice President of FMR and of funds advised by FMR.

Beso Sikharulidze	Vice President of FMR and of a fund advised by FMR.

Carol A. Smith-Fachetti	Vice President of FMR.

Steven J. Snider	Vice President of FMR and of funds advised by FMR.

Thomas T. Soviero	Vice President of FMR and of a fund advised by FMR.

Richard A. Spillane, Jr.	Senior Vice President of FMR; Vice President of certain Equity Funds advised by FMR; Previously, Senior Vice President and Director of Operations and Compliance of FMR U.K.

Thomas M. Sprague	Vice President of FMR and of funds advised by FMR.

Robert E. Stansky	Senior Vice President of FMR and Vice President of a fund advised by FMR.

Scott D. Stewart	Vice President of FMR.

Nick Thakore	Vice President of FMR and of a fund advised by FMR.

Yoko Tilley	Vice President of FMR.

Joel C. Tillinghast	Vice President of FMR and of a fund advised by FMR.

Robert Tuckett	Vice President of FMR.

Jennifer Uhrig	Vice President of FMR and of funds advised by FMR.

George A. Vanderheiden	Senior Vice President of FMR.

Judy Verhave	Vice President of FMR.

William P. Wall	Vice President of FMR.

Jason Weiner	Vice President of FMR and of a fund advised by FMR.

Steven S. Wymer	Vice President of FMR and of a fund advised by FMR.

(2) FMR CO., INC. (FMRC)

82 Devonshire Street, Boston, MA 02109

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Director of FMRC; Chairman of the Board and Director of FMR U.K., FMR, FMR Corp., FIMM, and FMR Far East; President and Chief Executive Officer of FMR Corp.; Chairman of the Executive Committee of FMR; and President and Trustee of funds advised by FMR.

Robert C. Pozen

President and Director of FMRC, FIMM, FMR, FMR U.K., and FMR Far East; Senior Vice President and Trustee of funds advised by FMR; Director of Strategic Advisers, Inc.; Previously, General Counsel, Managing Director, and Senior Vice President of FMR Corp.

Brian Clancy	Vice President of FMRC.

Laura B. Cronin	Treasurer of FMRC, FMR U.K., FMR Far East, FMR, and FIMM and Vice President of FMR.

Jay Freedman	Clerk of FMRC, FMR Corp., FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Assistant Clerk of FMR; Secretary of FIMM; Vice President and Deputy General Counsel of FMR Corp.

Peter S. Lynch	Director of FMRC; Vice Chairman of the Board and Director of FMR.

(3) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

25 Lovat Lane, London, EC3R 8LL, England

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR U.K., FMR, FMR Corp., FIMM, and FMR Far East; Director of FMRC; President and Chief Executive Officer of FMR Corp.; Chairman of the Executive Committee of FMR; and President and Trustee of funds advised by FMR.

Robert C. Pozen

President and Director of FMR U.K.; Senior Vice President and Trustee of funds advised by FMR; President and Director of FIMM, FMR, FMRC, and FMR Far East; Director of Strategic Advisers, Inc.; Previously, General Counsel, Managing Director, and Senior Vice President of FMR Corp.

Laura B. Cronin	Treasurer of FMR U.K., FMR Far East, FMR, FMRC, and FIMM and Vice President of FMR.

Michael B. Fox	Assistant Treasurer of FMR U.K., FMR, FMR Far East, and FIMM; Vice President of FMR U.K., FMR Far East, and FIMM; Vice President and Treasurer of FMR Corp. and Strategic Advisers, Inc.

Simon Fraser	Senior Vice President of FMR U.K.; Director and President of FIIA and FIIA (U.K.) L.

Jay Freedman	Clerk of FMR U.K., FMR Far East, FMR Corp., FMRC, and Strategic Advisers, Inc.; Assistant Clerk of FMR; Secretary of FIMM; Vice President and Deputy General Counsel of FMR Corp.

Susan Englander Hislop	Assistant Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Assistant Secretary of FIMM.

Francis V. Knox	Compliance Officer of FMR U.K. and FMR Far East; Vice President of FMR.

(4) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East)

Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan

FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR Far East, FMR, FMR Corp., FIMM, and FMR U.K.; Director of FMRC; Chairman of the Executive Committee of FMR; Chief Executive Officer of FMR Corp.; and President and Trustee of funds advised by FMR.

Robert C. Pozen

President and Director of FMR Far East; Senior Vice President and Trustee of funds advised by FMR; President and Director of FIMM, FMR U.K., FMRC, and FMR; Director of Strategic Advisers, Inc.; Previously, General Counsel, Managing Director, and Senior Vice President of FMR Corp.

Robert H. Auld	Senior Vice President of FMR Far East.

Laura B. Cronin	Treasurer of FMR Far East, FMR U.K., FMR, FMRC, and FIMM and Vice President of FMR.

Michael B. Fox	Assistant Treasurer of FMR Far East, FMR, FMR U.K., and FIMM; Vice President of FMR Far East, FMR U.K. and FIMM; Vice President and Treasurer of FMR Corp., and Strategic Advisers, Inc.

Jay Freedman	Clerk of FMR Far East, FMR U.K., FMR Corp., FMRC, and Strategic Advisers, Inc.; Assistant Clerk of FMR; Secretary of FIMM; Vice President and Deputy General Counsel of FMR Corp.

Susan Englander Hislop	Assistant Clerk of FMR Far East, FMR U.K., and Strategic Advisers, Inc.; Assistant Secretary of FIMM.

Francis V. Knox	Compliance Officer of FMR Far East and FMR U.K.; Vice President of FMR.

Billy Wilder	Vice President of FMR Far East; President and Representative Director of FIJ.

(5) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

1 Spartan Way, Merrimack, NH 03054

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FIMM, FMR, FMR Corp., FMR Far East, and FMR U.K.; Director of FMRC; Chairman of the Executive Committee of FMR; President and Chief Executive Officer of FMR Corp.; and President and Trustee of funds advised by FMR.

Robert C. Pozen

President and Director of FIMM; Senior Vice President and Trustee of funds advised by FMR; President and Director of FMR, FMR U.K., FMRC, and FMR Far East; Director of Strategic Advisers, Inc.; Previously, General Counsel, Managing Director, and Senior Vice President of FMR Corp.

Dwight D. Churchill	Senior Vice President of FIMM; President of Fidelity Investments Fixed Income Division; Senior Vice President of FMR and Vice President of Fixed-Income Funds.

Laura B. Cronin	Treasurer of FIMM, FMR Far East, FMR U.K., FMRC, and FMR and Vice President of FMR.

Anthony M. DuBon	Vice President of Fidelity Investments Fixed Income Division.

Robert Duby	Vice President of Fidelity Investments Fixed Income Division and of funds advised by FMR.

Dorothy T. Egan	Vice President of Fidelity Investments Fixed Income Division.

George A. Fischer	Vice President of Fidelity Investments Fixed Income Division and of funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FIMM, FMR U.K., FMR Far East, and FMR; Vice President and Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FIMM, FMR U.K., and FMR Far East.

Jay Freedman	Secretary of FIMM; Clerk of FMR U.K., FMR Far East, FMR Corp., FMRC, and Strategic Advisers, Inc.; Assistant Clerk of FMR; Vice President and Deputy General Counsel of FMR Corp.

Kevin E. Grant	Vice President of Fidelity Investments Fixed Income Division and of funds advised by FMR.

Boyce I. Greer

Vice President of FIMM; Executive Vice President of Fidelity Investments Fixed Income Division; Senior Vice President of FMR and Vice President of Money Market Funds and Municipal Bond Funds advised by FMR.

Stanley N. Griffith	Assistant Secretary of FIMM, Vice President of Fidelity Investments Fixed Income Division.

Susan Englander Hislop	Assistant Secretary of FIMM; Assistant Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.

Susan L. Johnson	Vice President of Fidelity Investments Fixed Income Division.

Robert A. Litterst	Vice President of Fidelity Investments Fixed Income Division and of funds advised by FMR.

Michael J. Marchese	Vice President of Fidelity Investments Fixed Income Division.

Diane M. McLaughlin	Vice President of Fidelity Investments Fixed Income Division and of funds advised by FMR.

Charles S. Morrison	Vice President of Fidelity Investments Fixed Income Division and of funds advised by FMR.

David L. Murphy	Vice President of FIMM; Senior Vice President of Fidelity Investments Fixed Income Division; Vice President of Taxable Bond Funds advised by FMR; and Vice President of FMR.

Cynthia C. Strauss	Vice President of Fidelity Investments Fixed Income Division.

John J. Todd	Vice President of Fidelity Investments Fixed Income Division and of funds advised by FMR.

Jennifer Toolin McAuliffe	Vice President of Fidelity Investments Fixed Income Division.

(6) FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)

1-8-8 Shinkawa, Chuo-ku, Tokyo 104-0033, Japan

The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Simon Haslam

Director of FIJ; Director and Chief Financial Officer of FIIA, FISL (U.K.), and FII; Director and Secretary of FIIA(U.K.)L; Previously, Chief Financial Officer of FIL; Company Secretary of Fidelity Investments Group of Companies (U.K.).

Noboru Kawai	Director and General Manager of Administration of FIJ.

Yasuo Kuramoto	Vice Chairman and Representative Director of FIJ.

Edward Moore	Statutory Auditor of FIJ.

Tetsuzo Nishimura	Director and Vice President of Wholesales/ Broker Distribution of FIJ.

Takeshi Okazaki	Director and Head of Institutional Sales of FIJ.

Billy Wilder	President and Representative Director of FIJ; Vice President of FMR Far East.

Hiroshi Yamashita	Senior Managing Director of FIJ.

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Edward L. McCartney	Director and President	None
Jay Freedman	Assistant Clerk	None
Paul J. Gallagher	Director	None
Daniel T. Geraci	Executive Vice President	None
Jane Greene	Treasurer and Controller	None
Linda Capps Holland	Assistant Clerk and Compliance Officer	None
Kevin J. Kelly	Director	None
Gail McGovern	Director	None
Jean Raymond	Chief Financial Officer	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, NY and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

(a) The Registrant undertakes for Natural Gas Portfolio, Cyclical Industries Portfolio, Natural Resources Portfolio, Business Services and Outsourcing Portfolio, and Medical Equipment and Systems Portfolio: 1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and 2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.

(b) The Registrant, on behalf of Fidelity Select Portfolios, provided the information required for the stock funds by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

POWER OF ATTORNEY

I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series V

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Corporate Trust

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Daily Money Fund

Fidelity Destiny Portfolios

Fidelity Deutsche Mark Performance

Portfolio, L.P.

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Cash Portfolios

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Sterling Performance Portfolio, L.P.

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Fidelity Yen Performance Portfolio, L.P.

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	July 17, 1997
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, Dana L. Platt, and Alan C. Porter, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2000.

WITNESS our hands on this twentieth day of July, 2000.

/s/Edward C. Johnson 3d	/s/Peter S. Lynch
Edward C. Johnson 3d	Peter S. Lynch

/s/Ralph F. Cox	/s/Marvin L. Mann
Ralph F. Cox	Marvin L. Mann

/s/Phyllis Burke Davis	/s/William O. McCoy
Phyllis Burke Davis	William O. McCoy

/s/Robert M. Gates	/s/Gerald C. McDonough
Robert M. Gates	Gerald C. McDonough

/s/Donald J. Kirk	/s/Robert C. Pozen
Donald J. Kirk	Robert C. Pozen

/s/Ned C. Lautenbach	/s/Thomas R. Williams
Ned C. Lautenbach	Thomas R. Williams